Suspended Exploratory Well Costs (Tables)	12 Months Ended
Dec. 31, 2015
Extractive Industries [Abstract]
Net Change in Capitalized Exploratory Well Costs

The following table reflects the net change in capitalized exploratory well costs, excluding those related to Assets Held for Sale on our Consolidated Balance Sheets for the years ended December 31, 2015, 2014 and 2013 ($ in thousands):

	2015	2014	2013
Beginning Balance at January 1,	$23,101	$5,731	$36,968
Additions to capitalized exploratory well costs pending the determination of estimated proved reserves	144,954	258,097	171,087
Divested wells	—	—	—
Reclassification of wells, facilities, and equipment based on the determination of estimated proved reserves	(147,850)	(240,494)	(202,323)
Capitalized exploratory well costs charged to expense	(2,907)	(233)	(1)

Ending Balance at December 31,	17,298	23,101	5,731
Less exploratory well costs that have been capitalized for a period of one year or less	(12,156)	(20,407)	(3,597)

Capitalized exploratory well costs for a period of greater than one year	$5,142	$2,694	$2,134
Number of projects that have exploratory well costs capitalized for a period of more than one year	14	6	3